Inventories	12 Months Ended
Dec. 31, 2011
Inventories [Abstract]
Inventories
NOTE 7:-	INVENTORIES
Inventories are composed of the following:
	December 31,
	2010	2011

Raw materials	$377	$706
Finished products	2,179	1,510

	$2,556	$2,216